As filed with the Securities and Exchange Commission on July 30, 2015

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811-07959

Advisors Series Trust
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, Wisconsin 53202
(Address of principal executive offices) (Zip code)

Douglas G. Hess, President
Advisors Series Trust
c/o U.S. Bancorp Fund Services, LLC
777 East Wisconsin Avenue, 5th Floor
Milwaukee, Wisconsin 53202
(Name and address of agent for service)

(414) 765-6609
Registrant's telephone number, including area code

Date of fiscal year end:  February 29, 2016

Date of reporting period:  May 31, 2015

Item 1. Schedules of Investments.

Wasmer Schroeder High Yield Municipal Fund
Schedule of Investments
May 31, 2015 (Unaudited)
	Principal
	Amount/Shares	Value
MUNICIPAL BONDS - 94.89%
Alabama - 5.70%
Alabama Agricultural & Mechanical University Revenue Bonds
4.00%, 11/1/2020 (Callable 5/1/2017) (AMBAC Insured)	$300,000	$308,625
4.25%, 11/1/2025 (Callable 5/1/2017) (AMBAC Insured)	20,000	20,543
County of Jefferson Alabama Revenue Bonds
5.25%, 1/1/2016 (Callable 6/29/2015)	90,000	91,026
5.25%, 1/1/2019 (Callable 6/29/2015)	500,000	506,850
5.25%, 1/1/2020 (Callable 6/29/2015)	300,000	305,688
5.50%, 1/1/2021 (Callable 6/29/2015) (AGM Insured)	275,000	280,214
5.50%, 1/1/2022 (Callable 6/29/2015)	145,000	146,981
5.25%, 1/1/2023 (Callable 6/29/2015) (AGM Insured)	100,000	100,951
5.25%, 1/1/2023 (Callable 6/29/2015)	100,000	101,366
5.00%, 1/1/2024 (Callable 6/29/2015)	500,000	504,805
4.75%, 1/1/2025 (Callable 6/29/2015) (AMBAC Insured)	655,000	659,382
4.75%, 1/1/2025 (Callable 6/29/2015) (AGM Insured)	800,000	800,168
4.75%, 1/1/2025 (Callable 6/29/2015)	1,000,000	1,005,540
		4,832,139
Arizona - 2.28%
Industrial Development Authority of the County of Pima Revenue Bonds
4.50%, 6/1/2030 (Callable 6/1/2022)	250,000	267,955
Salt Verde Financial Corp. Revenue Bonds
5.00%, 12/1/2037	1,500,000	1,664,235
		1,932,190
California - 6.45%
Bay Area Toll Authority Revenue Bonds
5.00%, 10/1/2054 (Callable 10/1/2024)	500,000	542,230
California Pollution Control Financing Authority Revenue Bonds
5.00%, 7/1/2037 (Callable 7/1/2017)	1,000,000	1,039,560
Ceres Redevelopment Agency Tax Allocation Refunding Bonds
4.00%, 11/1/2031 (Callable 11/1/2016) (AMBAC Insured)	500,000	501,485
Contra Costa County Public Financing Authority Tax Allocation Bonds
5.00%, 8/1/2037 (Callable 8/1/2017) (NATL Insured)	250,000	254,025
Hercules Redevelopment Agency Tax Allocation
5.00%, 8/1/2025 (Callable 2/1/2018) (AMBAC Insured)	200,000	205,652
Lancaster Financing Authority Tax Allocation
4.50%, 2/1/2031 (Callable 2/1/2016)	125,000	125,423
5.00%, 2/1/2037 (Callable 2/1/2016)	160,000	160,900
Placer County Community Facilities District Special Tax
5.00%, 9/1/2026 (Callable 9/1/2021)	500,000	510,170
San Joaquin Hills Transportation Corridor Agency Revenue Bonds
5.25%, 1/15/2049 (Callable 1/15/2025)	1,000,000	1,064,400
Soledad Redevelopment Agency Tax Allocation
5.00%, 12/1/2032 (Callable 12/1/2017) (XLCA Insured)	600,000	564,768
Stockton Public Financing Authority Revenue Bonds
5.25%, 9/1/2037 (Callable 9/1/2016) (Assured Guaranty Insured)	215,000	217,408
Vernon California Electric System Revenue Bonds
5.50%, 8/1/2041 (Callable 8/1/2022)	250,000	276,578
		5,462,599
Colorado - 3.26%
Denver Convention Center Hotel Authority Revenue Bonds
5.00%, 12/1/2035 (Callable 11/1/2016) (XLCA Insured)	750,000	768,353
Public Authority for Colorado Energy Revenue Bonds
6.500%, 11/15/2038	1,500,000	1,995,165
		2,763,518
District of Columbia - 1.24%
Metropolitan Washington Airports Authority Dulles Toll Road Revenue Bonds
5.00%, 10/1/2053 (Callable 4/1/2022)	1,000,000	1,048,210
Florida - 14.39%
Capital Trust Agency Inc. Revenue Bonds
5.00%, 11/1/2047 (Callable 11/1/2022)	1,000,000	1,032,450
Collier County Educational Facilities Authority Revenue Bonds
6.125%, 11/1/2043 (Callable 11/1/2023)	1,000,000	1,130,639

Collier County Health Facilities Authority Revenue Bonds
5.00%, 5/1/2045 (Callable 5/1/2025)	1,000,000	1,088,819
Florida Gulf Coast University Financing Corp. Revenue Bonds
5.00%, 2/1/2043 (Callable 2/1/2023)	600,000	645,372
Florida Higher Educational Facilities Financial Authority Revenue Bonds
5.00%, 4/1/2032 (Callable 4/1/2022)	500,000	535,450
Halifax Hospital Medical Center Revenue Bonds
5.00%, 6/1/2038 (Callable 6/1/2016)	140,000	143,402
5.00%, 6/1/2038 (Callable 6/1/2016)	360,000	375,793
Lee County Industrial Development Authority Revenue Bonds
5.50%, 10/1/2047 (Callable 10/1/2022)	1,000,000	1,060,560
Midtown Miami Community Development District Special Assessment
5.00%, 5/1/2037 (Callable 5/1/2023)	350,000	366,748
Palm Beach County Health Facilities Authority Revenue Bonds
7.25%, 6/1/2034 (Callable 6/1/2022)	750,000	860,633
Pinellas County Educational Facilities Authority Revenue Bonds
6.00%, 10/1/2041 (Callable 10/1/2021)	340,000	383,942
Talis Park Community Development District Special Assessment
5.25%, 5/1/2016	800,000	803,320
5.55%, 5/1/2036 (Callable 6/29/2015)	1,435,000	1,443,222
Town of Davie Florida Revenue Bonds
6.00%, 4/1/2042 (Callable 4/1/2023)	500,000	574,945
Villagewalk of Bonita Springs Community Development District Special Assessment
5.15%, 5/1/2038 (Callable 5/1/2017)	860,000	869,933
Winter Garden Village at Fowler Groves Community Development District Special Assessment
5.65%, 5/1/2037 (Callable 5/1/2016)	870,000	878,874
		12,194,102
Guam - 2.69%
Guam Government Waterworks Authority Revenue Bonds
5.00%, 7/1/2035 (Callable 7/1/2024)	500,000	548,135
Guam Power Authority Revenue Bonds
5.00%, 10/1/2034 (Callable 10/1/2022)	500,000	532,225
Territory of Guam General Obligation Bonds
7.00%, 11/15/2039 (Callable 11/15/2019)	1,000,000	1,195,570
		2,275,930
Illinois - 7.56%
Chicago Board of Education General Obligation Bonds
5.00%, 12/1/2015	300,000	302,730
5.00%, 12/1/2022 (Callable 12/1/2017) (AMBAC Insured)	220,000	225,698
5.00%, 12/1/2034 (Callable 12/1/2022)	500,000	453,655
5.00%, 12/1/2042 (Callable 12/1/2022) (AGM Insured)	1,000,000	1,016,240
City of Chicago Illinois General Obligation Bonds
4.00%, 1/1/2017 (Callable 7/1/2015) (AMBAC Insured)	280,000	280,235
4.00%, 1/1/2020 (Callable 1/1/2018)	75,000	73,675
5.00%, 1/1/2029 (Callable 1/1/2020) (AGM Insured)	500,000	507,535
5.25%, 1/1/2033 (Callable 1/1/2018)	340,000	333,108
City of Chicago Illinois Park District General Obligation Bonds
4.00%, 1/1/2022 (Callable 1/1/2018)	50,000	50,450
5.00%, 1/1/2022	75,000	80,963
5.50%, 1/1/2033 (Callable 1/1/2019)	350,000	358,414
City of Chicago Illinois Waterworks Revenue Bonds
5.00%, 11/1/2044 (Callable 11/1/2024)	1,000,000	1,041,090
State of Illinois General Obligation Bonds
5.00%, 5/1/2034 (Callable 5/1/2024)	500,000	508,250
5.00%, 2/1/2039 (Callable 2/1/2024)	1,000,000	1,010,439
Village of Lombard IL Revenue Bonds
4.00%, 7/1/2019	170,000	159,433
		6,401,915
Iowa - 2.39%
Iowa Finance Authority Revenue Bonds
4.75%, 8/1/2042 (Callable 8/1/2022)	1,000,000	1,034,910
Iowa Higher Education Loan Authority Revenue Bonds
5.00%, 10/1/2037 (Callable 10/1/2025)	1,000,000	989,320

		2,024,230
Louisiana - 3.39%
Juban Crossing Economic Development District Revenue Bonds
7.00%, 9/15/2044 (Callable 3/15/2025)	1,500,000	1,506,884
Louisiana Local Government Environmental Facilities & Community Development Authority Revenue Bonds
6.30%, 7/1/2030 (AMBAC Insured)	225,000	257,902
Louisiana Public Facilities Authority Revenue Bonds
5.00%, 7/1/2017 (Callable 7/1/2016) (CIFG Insured)	100,000	102,307
5.00%, 7/1/2030 (Callable 7/1/2016) (CIFG Insured)	425,000	427,818
4.50%, 7/1/2038 (Callable 7/1/2016) (CIFG Insured)	655,000	573,158
		2,868,069
Maryland - 2.29%
City of Baltimore Maryland Revenue Bonds
5.25%, 9/1/2023 (Callable 9/1/2016) (XLCA Insured)	205,000	212,755
5.25%, 9/1/2025 (Callable 9/1/2016) (XLCA Insured)	50,000	51,579
5.25%, 9/1/2026 (Callable 9/1/2016) (XLCA Insured)	50,000	51,517
5.00%, 9/1/2032 (Callable 9/1/2016) (XLCA Insured)	55,000	56,162
5.25%, 9/1/2039 (Callable 9/1/2016) (XLCA Insured)	505,000	515,332
Maryland Economic Development Corp. Student Housing Revenue Bonds
5.00%, 7/1/2039 (Callable 7/1/2025)	1,000,000	1,050,050
		1,937,395
Massachusetts - 0.60%
Massachusetts Development Finance Agency Revenue Bonds
5.125%, 7/1/2044 (Callable 7/1/2024)	500,000	511,455
Michigan - 7.15%
City of Detroit Michigan General Obligation Bonds
5.00%, 4/1/2020 (Callable 6/29/2015) (NATL Insured)	22,475	22,512
5.25%, 4/1/2023 (Callable 6/29/2015) (AMBAC Insured)	58,900	56,361
City of Detroit Michigan Sewage Disposal System Revenue Bonds
7.00%, 7/1/2027 (Callable 7/1/2019) (AGM Insured)	1,000,000	1,147,540
City of Detroit Michigan Water Supply System Revenue Bonds
5.00%, 7/1/2034 (Callable 6/29/2015) (NATL Insured)	145,000	145,236
5.00%, 7/1/2034 (Callable 7/1/2016) (AGM Insured)	290,000	293,724
County of Wayne Michigan General Obligation Bonds
5.00%, 12/1/2030 (Callable 6/29/2015) (NATL Insured)	1,000,000	1,002,380
5.00%, 2/1/2038 (Callable 2/1/2018) (AGM Insured)	1,000,000	1,013,350
Detroit Wayne County Stadium Authority Revenue Bonds
5.00%, 10/1/2026 (Callable 10/1/2022) (AGM Insured)	250,000	273,873
Michigan Finance Authority Revenue Bonds
5.00%, 4/1/2020 (Callable 6/29/2015) (NATL Insured)	122,525	122,521
5.125%, 4/1/2022 (Callable 10/1/2015) (NATL Insured)	29,575	29,644
5.25%, 4/1/2023 (Callable 6/29/2015) (AMBAC Insured)	321,100	321,906
5.00%, 7/1/2032 (Callable 7/1/2024) (AGM Insured)	1,000,000	1,097,820
5.00%, 7/1/2044 (Callable 7/1/2024)	500,000	531,470
		6,058,337
Minnesota - 8.85%
Center City Minnesota Hazelden Betty Ford Foundation Revenue Bonds
5.00%, 11/1/2044 (Callable 11/1/2024)	250,000	273,958
City of Cologne Minnesota Revenue Bonds
5.00%, 7/1/2045 (Callable 7/1/2024)	1,500,000	1,564,425
Southcentral Minnesota Multi-County Housing & Redevelopment Authority Revenue Bonds
3.096%, 2/1/2000 (b) (c)	15,000	8,400
3.096%, 2/1/2002 (b) (c)	30,000	16,800
3.096%, 2/1/2005 (b) (c)	20,000	11,200
3.096%, 2/1/2006 (b) (c)	20,000	11,200
3.096%, 2/1/2007 (b) (c)	65,000	36,400
3.096%, 6/1/2008 (b) (c)	10,000	5,600
3.096%, 2/1/2017 (Callable 8/1/2015) (b) (c)	450,000	252,000
3.096%, 2/1/2025 (Callable 8/1/2015) (b) (c)	9,500,000	5,320,000
		7,499,983

New Jersey - 5.29%
Atlantic City Municipal Utilities Authority Revenue Bonds
4.00%, 6/1/2015 (AMBAC Insured)	370,000	370,000
4.00%, 6/1/2016 (AMBAC Insured)	380,000	381,064
4.125%, 6/1/2024 (Callable 6/1/2017) (AMBAC Insured)	530,000	505,604
4.00%, 6/1/2025 (Callable 6/1/2017) (AMBAC Insured)	100,000	93,556
New Jersey Transportation Trust Fund Authority Revenue Bonds
5.00%, 6/15/2025 (Callable 6/15/2023)	1,000,000	1,071,660
5.00%, 6/15/2044 (Callable 6/15/2024)	1,000,000	1,009,390
South Jersey Transportation Authority Revenue Bonds
5.00%, 11/1/2039 (Callable 11/1/2024)	1,000,000	1,048,150
		4,479,424
New Mexico - 0.60%
City of Farmington New Mexico Revenue Bonds
4.875%, 4/1/2033 (Callable 4/1/2016)	500,000	510,850
New York - 4.63%
City of Niagara Falls New York General Obligation Bonds
4.50%, 5/15/2028 (Callable 5/15/2017) (AMBAC Insured)	625,000	632,200
New York City Industrial Development Agency Revenue Bonds
5.00%, 1/1/2046 (Callable 1/1/2017) (AMBAC Insured)	1,000,000	1,026,060
New York Liberty Development Corp. Revenue Bonds
5.25%, 10/1/2035	1,500,000	1,759,110
New York State Dormitory Authority Revenue Bonds
5.125%, 7/1/2034 (Callable 6/29/2015) (AMBAC Insured)	500,000	503,235
		3,920,605
Pennsylvania - 0.80%
City of Harrisburg Pennsylvania General Obligation Bonds
0.00%, 3/15/2016 (AMBAC Insured) (d)	100,000	97,334
0.00%, 3/15/2017 (AMBAC Insured) (d)	525,000	492,203
0.00%, 9/15/2018 (AMBAC Insured) (d)	100,000	88,175
		677,712
Puerto Rico - 6.59%
Commonwealth of Puerto Rico General Obligation Bonds
5.50%, 7/1/2020 (NATL Insured)	665,000	703,224
2.564%, 7/1/2021 (FGIC Insured) (e)	500,000	375,440
Puerto Rico Electric Power Authority Revenue Bonds
5.00%, 7/1/2022 (Callable 6/29/2015) (NATL Insured)	310,000	309,994
5.00%, 7/1/2023 (Callable 6/29/2015) (NATL Insured)	135,000	134,214
5.00%, 7/1/2024 (Callable 7/1/2015) (NATL Insured)	400,000	393,252
5.00%, 7/1/2024 (Callable 7/1/2017) (AGM Insured)	375,000	379,035
Puerto Rico Highways & Transportation Authority Revenue Bonds
5.00%, 7/1/2018 (Callable 6/29/2015) (NATL Insured)	195,000	195,096
5.50%, 7/1/2029 (AMBAC Insured)	540,000	540,118
Puerto Rico Infrastructure Financing Authority Revenue Bonds
5.50%, 7/1/2023 (AMBAC Insured)	1,160,000	1,154,212
5.50%, 7/1/2027 (AMBAC Insured)	340,000	334,907
Puerto Rico Municipal Finance Agency Revenue Bonds
5.25%, 8/1/2022 (AGC Insured)	815,000	839,898
Puerto Rico Public Buildings Authority Government Facilities Revenue Bonds
5.50%, 7/1/2035 (Callable 7/1/2017) (AMBAC Insured) (e)	220,000	225,430
		5,584,820
Rhode Island - 0.32%
City of Central Falls Rhode Island General Obligations Bonds
4.05%, 7/15/2025 (Callable 7/15/2017) (AMBAC Insured)	280,000	269,396
South Carolina - 0.02%
Connector 2000 Association Inc. Revenue Bonds
0.00%, 1/1/2016 (b) (d)	2,408	2,298
0.00%, 1/1/2021 (b) (d)	5,058	3,223
0.00%, 1/1/2022 (b) (d)	5,349	3,102
0.00%, 1/1/2032 (Callable 4/1/2026) (b) (d)	43,130	2,102
0.00%, 7/22/2051 (Callable 4/1/2026) (b) (d)	151,083	745
0.00%, 7/22/2051 (Callable 4/1/2026) (b) (d)	222,170	4,792
		16,262
Texas - 2.50%
Austin Convention Enterprises Inc. Revenue Bonds

5.00%, 1/1/2034 (Callable 1/1/2017) (XLCA Insured)	1,560,000	1,587,160
Central Texas Turnpike System Revenue Bonds
5.00%, 8/15/2041 (Callable 8/15/2022)	500,000	534,855
		2,122,015
Vermont - 0.89%
City of Burlington Vermont Airport Revenue Bonds
4.00%, 7/1/2028 (Callable 7/1/2022)	750,000	753,195
Virginia - 1.72%
City of Chesapeake Virginia Expressway Toll Road Revenue Bonds
4.125%, 7/15/2042 (Callable 7/15/2022)	500,000	491,560
5.00%, 7/15/2047 (Callable 7/15/2022)	905,000	962,839
		1,454,399
Washington - 2.10%
Greater Wenatchee Regional Events Center Public Facilities District Revenue Bonds
4.50%, 9/1/2022	190,000	201,556
5.25%, 9/1/2032 (Callable 9/1/2022)	1,000,000	1,051,540
Skagit County Public Hospital District No. 1 Revenue Bonds
5.00%, 12/1/2037 (Callable 12/1/2023)	500,000	528,330
		1,781,426
Wisconsin - 1.19%
Wisconsin Health & Educational Facilities Authority Revenue Bonds
5.25%, 12/1/2049 (Callable 12/1/2022)	1,000,000	1,010,800
TOTAL MUNICIPAL BONDS (Cost $76,960,926)		80,390,976

MONEY MARKET FUNDS - 3.87%
Fidelity Institutional Tax-Exempt Portfolio - Institutional Class, 0.01% (a)	3,282,681	3,282,681
TOTAL MONEY MARKET FUNDS (Cost $3,282,681)		3,282,681

Total Investments (Cost $80,243,607) - 98.76%		83,673,657
Other Assets in Excess of Liabilities - 1.24%		1,047,570
TOTAL NET ASSETS - 100.00%		$84,721,227

Scheduled principal and interest payments are guaranteed by the following bond insurers.
ACA - ACA Financial Guaranty Corp.
AGC - Assured Guaranty Corp.
AGM - Assured Guaranty Municipal Corp.
AMBAC - Ambac Assurance Corp.
CIFG - CIFG Assurance North America, Inc.
FGIC - Financial Guaranty Insurance Co.
NATL - National Public Finance Guarantee
RADIAN - Radian Asset Assurance Inc.
XLCA - Syncora Guarantee Inc.
The insurance does not guarantee the market value of the municipal bonds.
(a) Rate shown is the 7-day annualized yield at May 31, 2015.
(b)	Security is considered illiquid. As of May 31, 2015, the value of these investments was $5,677,862 or 6.70% of total net assets.
(c) Security is in default.
(d)	Security is a zero coupon bond. Zero coupon bonds are issued at a substantial discount from their value at maturity.
(e) Variable rate security. Rate shown reflects the rate in effect as of May 31, 2015.

Wasmer Schroeder High Yield Municipal Fund
Notes to the Schedule of Investments
May 31, 2015 (Unaudited)

Note 1 – Securities Valuation

The Wasmer Schroeder High Yield Municipal Fund’s (the “Fund”) investments in securities are carried at their fair value.

The Fund determines the fair value of its investments and computes its net asset value per share as of the close of regular trading on the New York Stock Exchange (4:00 pm EST).

Debt securities are valued at their bid prices furnished by an independent pricing service using valuation methods that are designed to represent fair value.  These valuation methods can include matrix pricing and other analytical pricing models, market transactions, and dealer-supplied valuations.  The pricing service may consider recently executed transactions in securities of the issuer or comparable issuers, market price quotations (where observable), bond spreads, and fundamental data relating to the issuer.  Most debt securities are categorized in level 2 of the fair value hierarchy.

Short-term debt securities, including those securities having a maturity of 60 days or less, are valued at the evaluated mean between the bid and asked prices.  To the extent the inputs are observable and timely, these securities would be classified in level 2 of the fair value hierarchy.

Investments in open-end mutual funds are valued at their net asset value per share and are typically categorized in level 1 of the fair value hierarchy.

Illiquid Securities - A security may be considered illiquid if it lacks a readily available market.  Securities are generally considered liquid if they can be sold or disposed of in the ordinary course of business within seven days at approximately the price at which the security is valued by the Fund.  Illiquid securities may be valued under methods approved by the Fund’s Board of Trustees as reflecting fair value.  The Fund intends to hold no more than 15% of its net assets in illiquid securities.  As of May 31, 2015, the Fund held illiquid securities with a value of $5,677,862 or 6.70% of total net assets.

Information concerning these illiquid securities is as follows:

	PAR	Dates Acquired	Cost Basis
Connector 2000 Association Inc., due 2016-2051	$429,198	2/10	$30,794
Southcentral Minnesota Multi-County Housing & Redevelopment Authority, due 2000-2025	10,110,000	9/04 – 2/14	4,433,456

The Board of Trustees (“Board”) has delegated day-to-day valuation issues to a Valuation Committee of Advisors Series Trust which is comprised of representatives from U.S. Bancorp Fund Services, LLC, the Fund’s administrator.  The function of the Valuation Committee is to value securities where current and reliable market quotations are not readily available or the closing price does not represent fair value by following procedures approved by the Board.  These procedures consider many factors, including the type of security, size of holding, trading volume and news events.  All actions taken by the Valuation Committee are subsequently reviewed and ratified by the Board.

Depending on the relative significance of the valuation inputs, fair valued securities may be classified in either level 2 or level 3 of the fair value hierarchy.

The Fund has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion in changes in valuation techniques and related inputs during the period and expanded disclosure of valuation levels for majority security types.  These inputs are summarized in the three broad levels listed below:

•	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.

•
Level 2 - Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

•
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following is a summary of the inputs used to value the Fund’s securities as of May 31, 2015:

	Level 1	Level 2	Level 3	Total
Fixed Income
Municipal Securities	$-	$80,390,976	$-	$80,390,976
Total Fixed Income	-	80,390,976	-	80,390,976
Short-Term Investments	3,282,681	-	-	3,282,681
Total Investments	$3,282,681	$80,390,976	$-	$83,673,657

Refer to the Fund’s schedule of investments for additional information. Transfers between levels are recognized at May 31, 2015, the end of the reporting period.  The Fund recognized no transfers to/from Level 1 or Level 2. There were no Level 3 securities held in the Fund during the period ended May 31, 2015.

Note 2 – Federal Income Taxes

The cost basis of investments for federal income tax purposes at May 31, 2015 was as follows*:

Cost of investments	$80,243,607

Gross unrealized appreciation	$3,889,830
Gross unrealized depreciation	(459,780)
Net unrealized appreciation	$3,430,050

*Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund’s previous fiscal year end.  For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent annual report.

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Principal Executive Officer and Treasurer/Principal Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended, (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d))  that occurred during the Registrant's last fiscal quarter that has materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Advisors Series Trust

By (Signature and Title)*/s/ Douglas G. Hess
                                           Douglas G. Hess, President

Date 7/28/15

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Douglas G. Hess
                                             Douglas G. Hess, President

Date 7/28/15

By (Signature and Title)* /s/ Cheryl L. King
                                             Cheryl L. King, Treasurer

Date 7/28/15

* Print the name and title of each signing officer under his or her signature.